Prospectus and Statement of Additional Information (SAI) Supplement — September 30, 2011

Fund (prospectus and SAI effective date)	Prospectus Form #	SAI Form #
Variable Portfolio-AllianceBernstein International Value Fund (4/29/11)	S-6546-99	S-6546-20

AllianceBernstein L.P. will continue to provide services to the Fund through November 16, 2011.

Effective on or about November 16, 2011, the following changes are hereby made to the Fund’s prospectus:

The name of the Fund is changed to Variable Portfolio-DFA International Value Fund.

Variable Portfolio - AllianceBernstein International Value Fund
The Principal Investment Strategies of the Fund in the Summary section of the prospectus is superseded and replaced as follows:

The Fund’s assets are primarily invested in stocks of large non-U.S. companies that are determined to be “value” stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, additional factors may be considered, such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer’s industry. The criteria used for assessing value are subject to change from time to time. The Fund, using a market capitalization weighted approach, may invest in stocks of large companies located in developed market countries that have been designated as approved markets.

The Fund may invest in equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country, to gain exposure to companies associated with approved markets.

The Principal Risks of Investing in the Fund in the Summary section of the prospectus is hereby revised to remove Derivatives Risk — Forward Foreign Currency Contracts and Derivatives Risk — Futures Contracts.

The Past Performance section in the Summary section is hereby revised to reflect the replacement of the Morgan Stanley Capital International EAFE Index with the Morgan Stanley Capital International World ex-USA Value Index (net dividends). There is no change to the Lipper International Large-Cap Value Funds Index.

The investment manager made this recommendation to the Fund’s Board of Trustees (the Board) because the new index more closely aligns to the Fund’s investment strategy. Information on both indexes will be included for a one-year transition period. In the future, however, only the Morgan Stanley Capital International World ex-USA Value Index (net dividends) will be included.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001413032
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 30, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Supplement [Text Block]	cfvst1413032_SupplementTextBlock
Prospectus and Statement of Additional Information (SAI) Supplement — September 30, 2011

Fund (prospectus and SAI effective date)	Prospectus Form #	SAI Form #
Variable Portfolio-AllianceBernstein International Value Fund (4/29/11)	S-6546-99	S-6546-20

AllianceBernstein L.P. will continue to provide services to the Fund through November 16, 2011.

Effective on or about November 16, 2011, the following changes are hereby made to the Fund’s prospectus:

The name of the Fund is changed to Variable Portfolio-DFA International Value Fund.

Variable Portfolio - AllianceBernstein International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvst1413032_SupplementTextBlock	The Principal Investment Strategies of the Fund in the Summary section of the prospectus is superseded and replaced as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s assets are primarily invested in stocks of large non-U.S. companies that are determined to be “value” stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, additional factors may be considered, such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer’s industry. The criteria used for assessing value are subject to change from time to time. The Fund, using a market capitalization weighted approach, may invest in stocks of large companies located in developed market countries that have been designated as approved markets.

The Fund may invest in equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country, to gain exposure to companies associated with approved markets.

Supplement Risk [Text Block]	cfvst1413032_SupplementRiskTextBlock	The Principal Risks of Investing in the Fund in the Summary section of the prospectus is hereby revised to remove Derivatives Risk — Forward Foreign Currency Contracts and Derivatives Risk — Futures Contracts.
PAST PERFORMANCE	cfvst1413032_FundPastPerformanceAbstract
Supplement Performance [Text Block]	cfvst1413032_SupplementPerformanceTextBlock

The Past Performance section in the Summary section is hereby revised to reflect the replacement of the Morgan Stanley Capital International EAFE Index with the Morgan Stanley Capital International World ex-USA Value Index (net dividends). There is no change to the Lipper International Large-Cap Value Funds Index.

The investment manager made this recommendation to the Fund’s Board of Trustees (the Board) because the new index more closely aligns to the Fund’s investment strategy. Information on both indexes will be included for a one-year transition period. In the future, however, only the Morgan Stanley Capital International World ex-USA Value Index (net dividends) will be included.